S000031341 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended	171 Months Ended	197 Months Ended	227 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P UBS Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	5.73%		5.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
C000097339 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	4.65%		4.49%
Performance Inception Date					Sep. 27, 2010
C000158965 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	4.73%		4.56%
Performance Inception Date			Jun. 01, 2015
C000097331 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	3.76%		3.91%
Performance Inception Date							Feb. 16, 2006
C000097331 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	1.45%		1.87%
Performance Inception Date							Feb. 16, 2006
C000097331 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	1.84%		2.07%
Performance Inception Date							Feb. 16, 2006
C000097333 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	3.62%		3.45%
Performance Inception Date							Feb. 16, 2006
C000097337 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.29%	4.68%		4.53%
Performance Inception Date						Aug. 01, 2008